FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Derivative and Warrant Liability Measured on Recurring Basis) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Outstanding, beginning of the period	$ 11,156,001
Initial derivative liability on issuance of warrants	3,240,127	7,453,615
Change in fair value	(8,953,933)	4,134,166
Less accretion and conversion of debenture warrants		(431,780)
Warrant liabilities	$ 5,442,195	$ 11,156,001